Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2014	2013
Immediate fixed annuities:
Structured settlement annuities	$2,010,807	$1,903,194
Other immediate fixed annuities	54,834	43,775
Traditional life insurance	201,661	192,114
Accident and health insurance	11,209	10,396
Other	1,845	1,837

Total reserve for life-contingent contract benefits	$2,280,356	$2,151,316

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table	Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.6% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2014	2013
Interest-sensitive life insurance	$718,126	$696,878
Investment contracts:
Fixed annuities	2,660,522	2,952,798
Other investment contracts	23,946	20,881

Total contractholder funds	$3,402,594	$3,670,557

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 9.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed its variable annuity business through a reinsurance agreement with Prudential.

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2014	2013	2012
Balance, beginning of year	$3,670,557	$3,958,440	$4,344,897
Deposits	105,626	109,282	115,708
Interest credited	118,957	129,687	144,284
Benefits	(145,889)	(152,822)	(149,800)
Surrenders and partial withdrawals	(279,835)	(284,755)	(409,575)
Contract charges	(71,332)	(70,856)	(67,695)
Net transfers from separate accounts	143	153	38
Other adjustments	4,367	(18,572)	(19,417)

Balance, end of year	$3,402,594	$3,670,557	$3,958,440

Summary of Variable Annuity Contracts with Guarantees

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2014	2013
In the event of death
Separate account value	$372.7	$427.4
Net amount at risk (1)	$10.1	$12.2
Average attained age of contractholders	65 years	65 years
At annuitization (includes income benefit guarantees)
Separate account value	$26.2	$29.9
Net amount at risk (2)	$1.9	$2.0
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$24.9	$28.6
Net amount at risk (3)	$0.2	$0.2
Accumulation at specified dates
Separate account value	$112.8	$135.8
Net amount at risk (4)	$1.7	$1.7
Weighted average waiting period until guarantee date	3 years	4 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Summary of Liabilities for Guarantees

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2013 (1)	$11,619	$2,341	$8,602	$22,562
Less reinsurance recoverables	1,680	2,333	8,602	12,615

Net balance as of December 31, 2013	9,939	8	—	9,947
Incurred guarantee benefits	5,189	(4)	—	5,185
Paid guarantee benefits	—	—	—	—

Net change	5,189	(4)	—	5,185
Net balance as of December 31, 2014	15,128	4	—	15,132
Plus reinsurance recoverables	1,725	2,171	6,645	10,541

Balance, December 31, 2014 (2)	$16,853	$2,175	$6,645	$25,673

Balance, December 31, 2012 (3)	$10,463	$5,174	$17,579	$33,216
Less reinsurance recoverables	2,077	5,166	17,579	24,822

Net balance as of December 31, 2012	8,386	8	—	8,394
Incurred guarantee benefits	1,553	—	—	1,553
Paid guarantee benefits	—	—	—	—

Net change	1,553	—	—	1,553
Net balance as of December 31, 2013	9,939	8	—	9,947
Plus reinsurance recoverables	1,680	2,333	8,602	12,615

Balance, December 31, 2013 (1)	$11,619	$2,341	$8,602	$22,562

(1)

Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.

(2)

Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $15.1 million.

(3)

Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of 8.4 million.